SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND WARRANT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Securities Purchase Agreement Derivative Liabilities And Warrant
Schedule of derivative liabilities at fair value

June 30, 2021
Stock Price	$0.0232
Exercise Price	$0.0204
Expected Life	1
Volatility	81.9%
Dividend Yield	0%
Risk-Free Interest Rate	0.08%

Fair Value	$485,521

December 31, 2020
Stock Price	$0.0340
Exercise Price	$0.0332
Expected Life	1
Volatility	105%
Dividend Yield	0%
Risk-Free Interest Rate	2.30%

Fair Value	$361,152

Schedule of fair value assets and liabilities measured on recurring basis

	June 30, 2021	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Convertible promissory notes with embedded conversion option	$485,521		$485,521
Total	$485,521		$485,521

	December 31, 2020	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Convertible promissory notes with embedded conversion option	$361,152	—	$361,152	—
Total	$361,152	—	$361,152	—

Summary of change in fair value of derivative liability

Fair value, January 1, 2020	$—
Change in fair value of embedded conversion features of debenture included in earnings	—
Embedded conversion option liability recorded in connection with the issuance of 2020 debenture	148,628
Fair value, June 30, 2020	$148,628
Change in fair value of embedded conversion features of debenture included in earnings	(39,725)
Embedded conversion option liability recorded in connection with the issuance of 2020 debentures	108,903
Fair value, September 30, 2020	$217,806
Change in fair value of embedded conversion features of debenture included in earnings	(69,051)
Embedded conversion option liability recorded in connection with the issuance of 2020 debentures	212,397
Fair value, December 31, 2020	$361,152
Change in fair value of embedded conversion features of debenture included in earnings	(202,443
Embedded conversion option liability recorded in connection with the issuance of 2021 debentures	468,309
Fair value, March 31, 2021	$627,018
Change in fair value of embedded conversion features of debenture included in earnings	(307,585)
Embedded conversion option liability recorded in connection with the issuance of 2021 debentures	166,088
Fair value, June 30, 2021	$485,521

Fair value, January 1, 2020	$—
Change in fair value of embedded conversion features of debenture included in earnings	—
Embedded conversion option liability recorded in connection with the issuance of debenture	148,628
Fair value, June 30, 2020	$148,628
Change in fair value of embedded conversion features of debenture included in earnings	(39,725)
Embedded conversion option liability recorded in connection with the issuance of debentures	108,903
Fair value, September 30, 2020	$217,806
Change in fair value of embedded conversion features of debenture included in earnings	(69,051)
Embedded conversion option liability recorded in connection with the issuance of debentures	212,397
Fair value, December 31, 2020	$361,152